Segment information	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Segment information

33.	Segment information

For management purposes, the Group is organized into business units based on their products and activities and have three reportable segments as follows:

-	Production and marketing of cement, concrete and precast in the northern region of Peru.

-	Sale of construction supplies (steel rebar and building materials) in the northern region of Peru.

-	Production and marketing of quicklime in the northern region of Peru.

No operating segments have been aggregated to form the above reportable operating segments.

Management monitors the profit before income tax of each business unit separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on profit before income tax and is measured consistently with profit before income tax in the consolidated financial statements.

Transfer prices between operating segments are on an arm’s length basis in a manner similar to transactions with third parties.

	Revenues from external customers	Gross profit margin	Other operating income, net	Administrative expenses	Selling and distribution expenses	Impairment on brine project	Finance costs	Finance income	Net loss on settlement of derivative financial instruments	(Loss) gain from exchange difference, net	Profit before income tax	Income tax expense	Net income from continuing operations	Net loss from discontinued operations	Profit for the year
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

2018
Cement, concrete and precast	1,134,123	458,905	(8,191)	(166,127)	(42,332)	—	(87,327)	4,945	(34,887)	(8,227)	116,759	(41,214)	75,545	—	75,545
Construction supplies	68,872	1,623	(322)	(553)	(1,066)	—	(11)	25	—	(26)	(330)	116	(214)	—	(214)
Quicklime	57,564	5,251	—	(2,186)	—	—	—	—	—	(111)	2,954	(1,043)	1,911	—	1,911
Other	1,692	266	(184)	(3,275)	(36)	—	—	—	—	(13)	(3,242)	1,146	(2,096)	—	(2,096)

Consolidated	1,262,251	466,045	(8,697)	(172,141)	(43,434)	—	(87,338)	4,970	(34,887)	(8,377)	116,141	(40,995)	75,146	—	75,146

2017
Cement, concrete and precast	1,070,569	470,840	(4,127)	(174,087)	(38,144)	—	(73,759)	5,779	—	(2,012)	184,490	(67,568)	116,922	—	116,922
Construction supplies	66,442	1,873	36	(1,499)	(2,287)	—	—	48	—	(17)	(1,846)	676	(1,170)	—	(1,170)
Quicklime	80,707	13,671	—	(15,613)	—	—	—	—	—	(183)	(2,125)	778	(1,347)	—	(1,347)
Other	1,842	220	(266)	(4,418)	(57)	(47,582)	—	15	—	(14)	(52,102)	19,082	(33,020)	(754)	(33,774)

Consolidated	1,219,560	486,604	(4,357)	(195,617)	(40,488)	(47,582)	(73,759)	5,842	—	(2,226)	128,417	(47,032)	81,385	(754)	80,631

2016
Cement, concrete and precast	1,099,921	484,166	1,907	(173,200)	(34,565)	—	(75,397)	3,194	—	(2,238)	203,867	(80,912)	122,955	—	122,955
Construction supplies	59,888	1,220	136	(1,051)	(1,643)	—	—	24	—	(19)	(1,333)	529	(804)	—	(804)
Quicklime	75,090	14,216	—	(14,464)	—	—	—	—	—	(118)	(366)	145	(221)	—	(221)
Other	1,765	532	401	(4,661)	(186)	—	—	22	—	(166)	(4,058)	1,611	(2,447)	(6,589)	(9,036)

Consolidated	1,236,664	500,134	2,444	(193,376)	(36,394)	—	(75,397)	3,240	—	(2,541)	198,110	(78,627)	119,483	(6,589)	112,894

	Segment assets	Other assets	Assets held for distribution	Total assets	Operating liabilities	Liabilities held for distribution	Total liabilities	Capital expenditure	Depreciation and amortization	Provision of inventory net realizable value and obsolescence
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

2018
Cement, concrete and precast	2,632,723	12,268	—	2,644,991	1,376,390	—	1,376,390	113,365	(124,070)	(3,808)
Construction supplies	29,363	—	—	29,363	34,788	—	34,788	284	(1,100)	—
Quicklime	111,072	—	—	111,072	—	—	—	—	(4,433)	—
Other	50,936	26,883	—	77,819	704	—	704	—	(176)	—

Consolidated	2,824,094	39,151	—	2,863,245	1,411,882	—	1,411,882	113,649	(129,779)	(3,808)

2017
Cement, concrete and precast	2,607,334	489	—	2,607,823	1,274,322	—	1,274,322	66,515	(119,518)	(2,718)
Construction supplies	30,791	—	—	30,791	31,966	—	31,966	3,202	—	—
Quicklime	118,712	—	—	118,712	—	—	—	—	(4,504)	—
Other	35,583	21,206	—	56,789	1,119	—	1,119	15	(184)	—

Consolidated	2,792,420	21,695	—	2,814,115	1,307,407	—	1,307,407	69,732	(124,206)	(2,718)

2016
Cement, concrete and precast	2,678,871	69,912	—	2,748,783	1,316,144	—	1,316,144	101,729	(102,900)	(1,499)
Construction supplies	27,652	—	—	27,652	20,760	—	20,760	—	—	—
Quicklime	122,446	—	—	122,446	—	—	—	—	(4,377)	—
Other	82,674	657	338,411	421,742	986	2,704	3,690	16,072	(3,989)	—

Consolidated	2,911,643	70,569	338,411	3,320,623	1,337,890	2,704	1,340,594	117,801	(111,266)	(1,499)

During 2018 and 2017, revenues from two customers, arising from sales within the quicklime segment, amounted to S/40,076,000 and S/65,784,000, respectively.

Capital expenditure consists of S/113,649,000, S/69,732,000 and S/117,801,000 during the years ended as of December 31, 2018, 2017 and 2016, respectively, and are related to additions of property, plant and equipment, exploration and evaluation assets and other minor non-current assets. During 2018, 2017 and 2016, there were no purchases of assets through capital leases.

Inter-segment revenues obtained during the years ended December 31, 2018, 2017 and 2016 were eliminated for consolidation.

The “other” segment includes activities that do not meet the threshold for disclosure under IFRS 8.13 and represent non-material operations of the Group (including phosphates and brine projects).

Other assets

As of December 31, 2018 corresponds to the financial instruments designated at fair value through OCI caption and fair value of derivative financial instruments (cross currency swap) for approximately S/26,883,000 and S/12,268,000, respectively (2017: S/21,206,000 and S/489,000; 2016: S/657,000 and S/69,912,000, respectively), which are not allocated to a segment.

Geographic information

All revenues are from Peruvian clients.

As of December 31, 2018 and December 31, 2017, all non-current assets are located in Peru.